CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023
Series A Preferred Stock
Issuance of Series A Preferred Stock in private placement, net of discount and transaction costs	$ 15,000,003	$ 15,000,003	$ 15,000,003